Consolidated statements of changes in equity - CAD ($) $ in Millions	Total	Total	Shares issued Preferred shares	Shares issued Common shares	Contri- buted surplus	Publicly-traded and privately-held invest-ments		Derivatives designated as cash-flow hedges		Cumulative translation adjust- ment	Deficit	Non- controlling interest
Beginning balance at Dec. 31, 2023	$ 20,557	$ 20,229	$ 3,667	$ 20,859	$ 1,258	$ 419	[1]	$ (461)	[1]		$ (5,513)	$ 328
Net earnings	375	344									344	31
Other comprehensive income (loss)	488	485				239	[1]	(337)	[1]		583	3
Total comprehensive income (loss)	863	829				239	[1]	(337)	[1]		927	34
Other share-based compensation	(54)	(54)		1	(22)						(33)
Repurchase of preferred shares	(92)	(92)	(134)		42
Dividends declared on BCE common and preferred shares	(3,827)	(3,827)									(3,827)
Dividends declared by subsidiaries to non- controlling interest	(68)											(68)
Settlement of cash flow hedges transferred to the cost basis of hedged items	(19)	(19)						(19)	[1]
Acquisition of minority interest	0	5									5	(5)
Ending balance at Dec. 31, 2024	17,360	17,071	3,533	20,860	1,278	658	[1]	(817)	[1]	$ 0	(8,441)	289
Net earnings	6,514	6,460									6,460	54
Other comprehensive income (loss)	1,382	1,384				253		538		(37)	630	(2)
Total comprehensive income (loss)	7,896	7,844				253		538		(37)	7,090	52
Common shares issued under dividend reinvestment plan	633	633		633
Other share-based compensation	(19)	(19)			(33)						14
Repurchase of preferred shares	(182)	(182)	(245)		63
Dividends declared on BCE common and preferred shares	(2,305)	(2,305)									(2,305)
Dividends declared by subsidiaries to non- controlling interest	(51)											(51)
Settlement of cash flow hedges transferred to the cost basis of hedged items	(22)	(22)						(22)
Ending balance at Dec. 31, 2025	$ 23,310	$ 23,020	$ 3,288	$ 21,493	$ 1,308	$ 911		$ (301)		$ (37)	$ (3,642)	$ 290

[1]	We have presented amounts from the previous period to make them consistent with the presentation for the current period.